Fair Value Measurements - Schedule of the Changes in the Fair Value of Financial Instruments (Q3) (Details) - USD ($)	3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Schedule of the Changes in the Fair Value of Financial Instruments [Line Items]
Change in fair value of warrant liabilities	$ 243,659			$ (1,074,374)			$ (597,567)	$ (190,079)	$ (6,246,897)	$ (6,358,235)
Private Placement Warrants [Member]
Schedule of the Changes in the Fair Value of Financial Instruments [Line Items]
Fair value, Beginning balance	191,035	$ 624,538	$ 377,857	883,952	$ 1,425,942	$ 3,086,701		377,857	3,086,701	3,086,701
Change in fair value of warrant liabilities	102,865	(433,503)	246,681	(468,803)	(541,990)	(1,660,759)
Transfer out of Level 3 to Level 1
Fair value, Ending balance	293,900	191,035	624,538	415,149	883,952	1,425,942	3,086,701	293,900	415,149	377,857
Public Warrants [Member]
Schedule of the Changes in the Fair Value of Financial Instruments [Line Items]
Fair value, Beginning balance						3,890,177			3,890,177	3,890,177
Change in fair value of warrant liabilities						(2,088,501)
Transfer out of Level 3 to Level 1						(1,801,676)				(1,801,676)
Fair value, Ending balance							3,890,177
Representative's Warrants [Member]
Schedule of the Changes in the Fair Value of Financial Instruments [Line Items]
Fair value, Beginning balance	14,801	48,386	29,274	68,484	110,475	239,144		29,274	239,144	239,144
Change in fair value of warrant liabilities	7,969	(33,585)	19,112	(36,321)	(41,991)	(128,669)
Transfer out of Level 3 to Level 1
Fair value, Ending balance	22,770	14,801	48,386	32,163	68,484	110,475	239,144	22,770	32,163	29,274
Warrant Liability [Member]
Schedule of the Changes in the Fair Value of Financial Instruments [Line Items]
Fair value, Beginning balance	205,836	672,924	407,131	952,436	1,536,417	7,216,022		407,131	7,216,022	7,216,022
Change in fair value of warrant liabilities	110,834	(467,088)	265,793	(505,124)	(583,981)	(3,877,929)
Transfer out of Level 3 to Level 1						(1,801,676)				(1,801,676)
Fair value, Ending balance	$ 316,670	$ 205,836	$ 672,924	$ 447,312	$ 952,436	$ 1,536,417	$ 7,216,022	$ 316,670	$ 447,312	$ 407,131